Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management [Line Items]
Disclosure Of Internal Credit Exposures Explanatory
In the case Interbank, Credit Risk Department determines its risk level according to the following classification, as of December 31, 2021 and 2020:

	2021
Banking	Segment	High grade PD less than or equal (*):	Standard grade PD range (*)	Grade lower than standard PD equal to or higher than (*):

	Credit card	7.35%	7.36% - 19.30%	19.31%
	Mortgage	2.57%	2.58% - 7.44%	7.45%
	Payroll loans	2.34%	2.35% - 5.48%	5.49%
Personal Banking	Consumer	10.35%	10.36% - 24.39%	24.40%
	Vehicular	7.51%	7.52% - 17.84%	17.85%
	Segments S1 and S2	20.99%	21.00% - 40.26%	40.27%
Small Business Banking	Segments S3	8.06%	8.07% - 20.32%	20.33%
	Corporate	0.29%	0.29%	0.29%
Commercial Banking	Institutional	1.28%	1.29% - 3.48%	3.49%
	Companies	3.53%	3.53%	3.53%
	Real estate	7.35%	7.36% - 19.30%	19.31%

	2020
Banking	Segment	High grade PD less than or equal to:	Standard grade PD range	Grade lower than standard PD equal to or higher than:

	Credit card	8.01%	8.02% - 20.72%	20.73%
	Mortgage	1.98%	1.99% - 7.41%	7.42%
	Payroll loans	2.27%	2.28% - 5.58%	5.59%
Personal Banking	Consumer	10.04%	10.05% - 23.77%	23.78%
	Vehicular	3.95%	3.96% - 12.62%	12.63%
	Segments S1 and S2	8.73%	8.74% - 21.12%	21.13%
Small Business Banking	Segments S3	6.37%	6.38% - 17.13%	17.14%
	Corporate	1.67%	1.67%	1.67%
Commercial Banking	Institutional	0.42%	0.42%	0.42%
	Companies	3.09%	3.10% - 8.61%	8.62%
	Real estate	6.33%	6.33%	6.33%

(*)
It is worth mentioning that the probability of default are exclusively those determined by the statistical model and, therefore, do not include the subsequent adjustments to the model that have been originated as a consequence of the pandemic, see further detail in 30.1 (d.7)

Disclosure Of Detailed Information About Estimation Method Used For Percentage Of Default Text Block
Given the nature of the portfolios and the availability of historical information, the method to estimate the PD for each portfolio is presented below:

Banking / Segments	Transition matrix	Default ratio
Personal banking:
Credit cards	X
Mortgage	X
Payroll loans		X
Consumer		X
Vehicular		X
Small business banking		X
Commercial banking
Corporate		X
Institutional		X
Companies	X
Real estate		X

Summary of Modification of Contractual Cash Flows Due to Rescheduled Loans
Following is the effect of the adjustment (income) performed by Interbank to reflect the impact of the modification of the contractual cash flows as a consequence of the rescheduled loans of the “Reactiva Peru” portfolio as of December 31, 2021:

	Customers	Rescheduled balances	Impairment
	(thousands)	S/(000)	S/(000)
Commercial loans	2	1,392,761	14,003
Consumer loans	10	581,419	9,563

Total	12	1,974,180	23,566

Following is the negative effect of the adjustment (expense) performed by Interbank to reflect the impact of the modification of the contractual cash flows as a consequence of the rescheduled loans as of December 31, 2020.

	Customers	Rescheduled balances	Impairment
	(thousands)	S/(000)	S/(000)
Commercial loans	5	2,593,219	—
Consumer loans	370	4,727,904	115,274
Mortgage loans	15	2,806,953	19,102
Small and micro-business loans	10	361,220	—

Total	400	10,489,296	134,376

Summary of Expected Loss by Post-Model Adjustments
Following is the amount of the expected loss as of December 31, 2021, as determined by the model and the subsequent adjustments to it, explained in the previous paragraphs:

	Model	Subsequent adjustments to the model	Subsequent adjustments to the model – macro-economic forecasts	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	283,243	60,686	39,841	383,770
Consumer loans	983,592	381,489	36,600	1,401,681
Mortgage loans	145,947	4,109	5,144	155,200
Small and micro-business loans	96,821	59,163	8,611	164,595

Total	1,509,603	505,447	90,196	2,105,246

The following is the amount of the expected loss as of December 31, 2020 as determined by the model and the post-model adjustments explained in previous paragraphs:

	Model	Subsequent adjustments to the model	Subsequent adjustments to the model – macro-economic forecasts	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Commercial loans	191,256	2,467	19,520	213,243
Consumer loans	1,166,308	948,819	298,344	2,413,471
Mortgage loans	80,858	101,871	5,250	187,979
Small and micro-business loans	162,171	79,129	(13,419)	227,881

Total	1,600,593	1,132,286	309,695	3,042,574

Disclosure Of Macro Economic Variables
Macroeconomic variables used as of December 31, 2021

	Scenario	2022	2023	2024
Gross domestic product (annual % var.)	Optimistic	10.9%	2.2%	2.2%
	Base	5.4%	2.8%	3.7%
	Pessimistic	(15.2%)	5.8%	7.8%
Consumption (annual % var.)	Optimistic	10.8%	2.2%	2.1%
	Base	5.4%	2.8%	3.6%
	Pessimistic	(13.9%)	2.9%	12.2%
Domestic demand (annual % var.)	Optimistic	9.4%	1.5%	2.1%
	Base	4.1%	2.2%	3.6%
	Pessimistic	(15.6%)	5.8%	7.3%
Gross Capital Formation	Optimistic	11.1%	(0.1%)	1.6%
	Base	4.1%	1.7%	4.0%
	Pessimistic	(25.1%)	21.8%	(4.6%)
Macroeconomic variables used as of December 31, 2020

	Scenario	2021	2022	2023
Gross domestic product (annual % var.)	Optimistic	7.7%	9.9%	6.7%
	Base	5,6%	9.4%	6.5%
	Pessimistic	(9.8%)	9.7%	10,4%
Unemployment rate (annual % var.)	Optimistic	8.3%	7.1%	6.0%
	Base	9.3%	7,7%	6.4%
	Pessimistic	14.5%	12.4%	9.1%
Consumption (annual % var.)	Optimistic	11.3%	15.5%	10.7%
	Base	10.3%	15.0%	10.7%
	Pessimistic	0.9%	21.3%	13.6%
Domestic demand (annual % var.)	Optimistic	11.4%	12.3%	8.4%
	Base	10.8%	11.7%	8.4%
	Pessimistic	0.5%	17.7%	11.1%
Purchasing power (annual % var.)	Optimistic	(6.8%)	9.5%	12.2%
	Base	(8.7%)	8.0%	12.3%
	Pessimistic	(16.3%)	0.4%	13.2%
Real compensation (annual % var.)	Optimistic	8.2%	18.5%	14.0%
	Base	5.3%	18.1%	14.5%
	Pessimistic	(5.1%)	13,7%	19.0%
Unit labor costs	Optimistic	(1.9%)	8.6%	8.4%
	Base	(3.9%)	8.7%	9.0%
	Pessimistic	(5.2%)	(0.7%)	10.3%

Disclosure Of Impact Of Multiple Scenarios On The Allowance
The following tables summarize the impact of multiple scenarios on the expected credit loss of direct and indirect loans (optimistic, base and pessimistic):

	%	Total
		S/(000)
December 31, 2021
Optimistic	30	827,138
Base	40	601,358
Pessimistic	30	676,750

Total		2,105,246

	%	Total
		S/(000)
December 31, 2020
Optimistic	30	890,525
Base	40	1,201,155
Pessimistic	30	950,894

Total		3,042,574

Disclosure Of Fair Value Of The Loan Guarantees
The fair value of the loan guarantees as of December 31, 2021 and 2020, is presented below:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2021	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	17,104,465	—	—	—	—	—	17,104,465	—
Commercial loans	22,118,918	614,039	1,446,894	11,453,465	6,587,461	20,101,859	2,017,059	343,441
Small and micro-business loans	1,502,501	—	—	—	—	—	1,502,501	164,595
Consumer loans	12,514,499	—	—	—	—	—	12,514,499	1,401,681
Mortgage loans	8,552,304	—	—	16,327,398	—	16,327,398	(7,775,094)	155,200

Direct loans	44,688,222	614,039	1,446,894	27,780,863	6,587,461	36,429,257	8,258,965	2,064,917
Debt instruments at amortized cost	3,296,030	—	—	—	—	—	3,296,030	—

Total financial assets at amortized cost	65,088,717	614,039	1,446,894	27,780,863	6,587,461	36,429,257	28,659,460	2,064,917
Debt instruments at fair value through other comprehensive income	17,921,275	—	—	—	—	—	17,921,275	41,108

Total debt instruments at fair value through other comprehensive income	17,921,275	—	—	—	—	—	17,921,275	41,108
Not subject to impairment
Derivative financial instruments - Trading	314,539	174,790	—	—	—	174,790	139,749	—
Derivative financial instruments - Hedges	478,822	—	—	—	—	—	478,822	—
Financial assets at fair value through profit or loss	2,706,271	—	—	—	—	—	2,706,271	—

Total financial instruments at fair value through profit or loss	3,499,632	174,790	—	—	—	174,790	3,324,842	—

	86,509,624	788,829	1,446,894	27,780,863	6,587,461	36,604,047	49,905,577	2,106,025

Financial guarantees (guarantees and stand-by letters)	4,150,093	13,128	62,576	1,750,607	572,428	2,398,739	1,751,354	38,514
Letters of credit for customers	290,365	—	48,591	90,610	100	139,301	151,064	1,815

Indirect loans	4,440,458	13,128	111,167	1,841,217	572,528	2,538,040	1,902,418	40,329

	90,950,082	801,957	1,558,061	29,622,080	7,159,989	39,142,087	51,807,995	2,146,354

	Fair value of the credit guarantee under the base scenario
As of December 31, 2020	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	18,765,482	—	—	—	—	—	18,765,482	—
Commercial loans	22,001,567	643,364	1,472,805	11,434,918	7,737,944	21,289,031	712,536	237,760
Small and micro-business loans	1,942,895	—	—	—	—	—	1,942,895	145,714
Consumer loans	11,416,175	—	—	—	—	—	11,416,175	2,413,393
Mortgage loans	7,721,267	—	—	14,555,850	—	14,555,850	(6,834,583)	187,984

Direct loans	43,081,904	643,364	1,472,805	25,990,768	7,737,944	35,844,881	7,237,023	2,984,851
Debt instruments at amortized cost	2,707,298	—	—	—	—	—	2,707,298	—

Total financial assets at amortized cost	64,554,684	643,364	1,472,805	25,990,768	7,737,944	35,844,881	28,709,803	2,984,851
Debt instruments at fair value through other comprehensive income	18,153,492						18,153,492	71,560

Total debt instruments at fair value through other comprehensive income	18,153,492						18,153,492	71,560
Not subject to impairment
Derivative financial instruments - Trading	233,425	55,767	—	—	—	55,767	177,658	—
Derivative financial instruments - Hedges	161,824	—	—	—	—	—	161,824	—
Financial assets at fair value through profit or loss	2,042,777	—	—	—	—	—	2,042,777	—

Total financial instruments at fair value through profit or loss	2,438,026	55,767	—	—	—	55,767	2,382,259	—

	85,146,202	699,131	1,472,805	25,990,768	7,737,944	35,900,648	49,245,554	3,056,411

Financial guarantees (guarantees and stand-by letters)	4,587,472	27,205	158,230	1,088,062	572,838	1,846,335	2,741,137	57,723
Letters of credit for customers	24,459	1,421	23,039	—	—	24,460	(1)	—

Indirect loans	4,611,931	28,626	181,269	1,088,062	572,838	1,870,795	2,741,136	57,723

	89,758,133	727,757	1,654,074	27,078,830	8,310,782	37,771,443	51,986,690	3,114,134

The following table shows the analysis of the fair values of the guarantees classified in Stage 3:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2021	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	513,833	4	2,123	—	456,732	143,020	601,879	(88,046)	182,467
Small and micro-business loans	174,855	—	—	—	—	—	—	174,855	85,222
Consumer loans	354,960	—	—	—	—	—	—	354,960	336,041
Mortgage loans	268,528	—	—	—	728,333	—	728,333	(459,805)	99,850

Total	1,312,176	4	2,123	—	1,185,065	143,020	1,330,212	(18,036)	703,580

Indirect loans	25,057	—	—	—	—	—	—	25,057	13,243

	1,337,233	4	2,123	—	1,185,065	143,020	1,330,212	7,021	716,823

	Fair value of the credit guarantee under the base scenario
As of December 31, 2020	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	236,735	—	2,779	—	279,261	5,308	287,348	(50,613)	68,448
Small and micro-business loans	60,114	—	—	—	—	—	—	60,114	50,406
Consumer loans	1,703,607							1,703,607	1,426,470
Mortgage loans	443,480	—	—	—	632,284	—	632,284	(188,804)	114,079

Total	2,443,936	—	2,779	—	911,545	5,308	919,632	1,524,304	1,659,403

Indirect loans	30,062	—	26	—	—	—	26	30,036	23,037

	2,473,998	—	2,805	—	911,545	5,308	919,658	1,554,340	1,682,440

(*)	Includes the total fair value of the guarantees held by the Group as of December 31, 2021 and 2020, regardless the balance of the loan it guarantees.

Summary of Classification of Risk
The Group determines its risk level according to the following classification as of December 31, 2021 and 2020:

	High grade	Standard grade	Grade lower than standard
2021	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal or higher to:

Global	0.05% - 0.12%	0.12% - 2.11%	23.55%
Latin America	0.00%	0.11% - 3.06%	25.21%
Sovereigns	0.00%	0.00% - 1.64%	30.77%

	High grade	Standard grade	Grade lower than standard
2020	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal or higher to:

Global	0.05% - 0.12%	0.13% - 1.96%	22.12%
Latin America	0.00%	0.12% - 3.00%	23.47%
Sovereigns	0.00%	0.00% - 1.26%	26.47%

Disclosure Of External Credit Exposures Explanatory

The table below presents the credit risk ratings issued by risk rating agencies of recognized prestige local and international financial investments:

	As of December 31, 2021		As of December 31, 2020
	S/(000)%		S/(000)%
Instruments issued and rated in Peru:
AAA	14,189	0.1	866,735	3.6
AA- / AA+	3,016	0.0	2,894,385	11.9
A- / A+	3,325	0.0	30,177	0.1
BBB- / BBB+	2,410,077	9.8	—	0.0
BB- / BB+	601,978	2.5	11,742	0.0

	3,032,585	12.4	3,803,039	15.6

Instruments issued in Peru and rated abroad:
A- / A+	—	0.0	6,871,126	28.3
BBB- / BBB+	12,224,488	49.8	4,490,804	18.5
BB- / BB+	141,841	0.6	288,526	1.2
B- / B+	204,762	0.8	—	0.0
Less than B-	—	0.0	180,201	0.7

	12,571,091	51.2	11,830,657	48.7

Instruments issued and rated abroad:
AAA	23,619	0.1	—	0.0
AA- / AA+	28,803	0.1	35,191	0.2
A- / A+	248,343	1.0	141,077	0.5
BBB- / BBB+	2,907,882	11.8	3,241,979	13.4
BB- / BB+	380,192	1.5	214,719	0.9
B- / B+	81,638	0.3	60,818	0.3
Less than B-	—	0.0	246	0.0

	3,670,477	14.8	3,694,030	15.3

Unrated
Certificates of deposits with variable interest rates issued by the BCRP	1,440,944	5.9	—	—
Negotiable certificates of deposit issued by the BCRP	179,207	0.7	1,283,726	5.3
Mutual funds and investment funds participations (*)	1,780,519	7.3	1,212,259	5.0
Others	45	0.0	205,060	0.8
Listed shares	1,235,496	5.0	1,733,795	7.1
Non-listed shares and participations	274,586	1.1	207,041	0.8

Total	24,184,950	98.5	23,969,607	98.7

Accrued interest	362,344	1.5	307,508	1.3

Total	24,547,294	100.0	24,277,115	100.0

(*)	It includes mutual and investment funds which do not have risk rating.

Disclosure Of Credit Risk Exposure Explanatory
Financial instruments exposed to credit risk were distributed according to the following economic sectors:

	As of December 31, 2021
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)

BCRP	—	1,620,151	—	10,866,021		12,486,172
Consumer loans	—	—	—	12,578,669		12,578,669
Financial services	2,720,174	1,942,437	267,611	7,610,629	(*)	12,540,851
Mortgage loans	35,818	—	—	8,558,105		8,593,923
Manufacturing	198,923	736,926	100,697	4,907,086		5,943,632
Commerce	11,754	129,666	—	5,187,887		5,329,307
Construction and infrastructure	6,414	2,677,270	43,180	771,911		3,498,775
Government of Peru	—	7,246,077	—	3,225,174		10,471,251
Electricity, gas, water and oil	54,001	1,234,861	91,915	919,511		2,300,288
Agriculture	7,824	26,198	1,857	1,777,362		1,813,241
Leaseholds and real estate activities	37,608	72,506	4,580	694,506		809,200
Communications, storage and transportation	175,366	355,501	110,608	1,513,062		2,154,537
Mining	8,824	1,030,543	—	681,864		1,721,231
Community services	9,579	—	—	271,464		281,043
Insurance	2,395	—	—	17,416		19,811
Fishing	—	—	3,270	440,009		443,279
Commercial and micro-business loans	—	—	—	1,170,563		1,170,563
Foreign governments	—	86,974	—	—		86,974
Education, health and other services	3,968	104,545	—	285,101		393,614
Medicine and biotechnology	117,396	—	—	189,496		306,892
Public administration and defense	28,847	142,291	—	119,317		290,455
Professional, scientific and technical activities	15,637	223,841	—	4,009,561		4,249,039
Others	65,104	—	—	35,044		100,148

Total	3,499,632	17,629,787	623,718	65,829,758		87,582,895

Impairment allowance for loans						(2,064,917)
Accrued interest						744,622

Total						86,262,600

(*)	It includes mainly the available funds deposited in the vaults of Interbank and in foreign banks; see Note 4.

	As of December 31, 2020
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
BCRP	—	1,283,727	—	14,645,405		15,929,132
Consumer loans	—	—	—	11,465,126		11,465,126
Financial services	1,709,966	1,931,549	575,526	5,163,346	(*)	9,380,387
Mortgage loans	36,781	—	—	7,723,070		7,759,851
Manufacturing	121,387	953,195	87,316	4,169,365		5,331,263
Commerce	3,887	88,894	339,945	5,341,881		5,774,607
Construction and infrastructure	11,515	2,853,982	41,483	936,384		3,843,364
Government of Peru	—	6,855,324	—	2,650,930		9,506,254
Electricity, gas, water and oil	49,786	1,522,877	167,981	1,073,266		2,813,910
Agriculture	7,945	30,177	1,522	1,483,222		1,522,866
Leaseholds and real estate activities	32,654	92,136	4,551	1,057,679		1,187,020
Communications, storage and transportation	100,077	247,774	153,243	1,840,959		2,342,053
Mining	4,710	1,041,323	—	727,361		1,773,394
Community services	6,738	—	—	319,049		325,787
Insurance	2,965	—	—	191,326		194,291
Fishing	2,339	—	1,981	409,878		414,198
Commercial and micro-business loans	—	—	—	1,127,829		1,127,829
Foreign governments	—	159,859	—	—		159,859
Education, health and other services	13,309	101,356	—	420,961		535,626
Medicine and biotechnology	114,147	58,854	—	227,454		400,455
Public administration and defense	183,929	139,498	—	152,114		475,541
Professional, scientific and technical activities	22,305	541,827	—	4,023,030		4,587,162
Others	13,586	—	—	41,246		54,832

Total	2,438,026	17,902,352	1,373,548	65,190,881		86,904,807

Impairment allowance for loans						(2,984,851)
Accrued interest						729,878

Total						84,649,834

(*)	It includes mainly the available funds deposited in the vaults of Interbank and in foreign banks; see Note 4.

Summary of Financial Instruments Exposed to Credit Risk by Geographic Area

The table below presents the financial instruments with exposure to credit risk, distributed by geographic area:

	As of December 31, 2021
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Investments at amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	379,059	13,988,582	259,810	61,482,338		76,109,789
United States of America	1,966,994	243,396	110,608	1,477,418		3,798,416
Mexico	95,933	1,485,744	—	10,384		1,592,061
Cayman Islands	315,925	—	—	125,989		441,914
Canada	7,774	—	—	934,208		941,982
Luxembourg	272,931	15,270	—	23,121		311,322
Colombia	3,459	318,054	—	85,149		406,662
Chile	30,736	673,805	—	62,221		766,762
Panama	—	281,889	—	519,082	(*)	800,971
Brazil	23,617	173,824	—	142,276		339,717
United Kingdom	231,045	383,668	251,188	38,283		904,184
Germany	28,367	—	—	263,223		291,590
Ireland	—	—	—	474		474
Ecuador	—	—	—	57,477		57,477
Belgium	—	—	164	2		166
Others	143,792	65,555	1,948	608,113		819,408

Total	3,499,632	17,629,787	623,718	65,829,758		87,582,895

Impairment allowance for loans						(2,064,917)
Accrued interest						744,622

Total						86,262,600

(*)	It corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

	As of December 31, 2020
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	407,853	14,218,981	727,749	62,129,061		77,483,644
United States of America	1,096,229	312,506	285,038	1,069,649		2,763,422
Mexico	11,342	1,502,744	—	6,003		1,520,089
Cayman Islands	239,035	4,532	—	72,420		315,987
Canada	5,682	—	—	257,571		263,253
Luxembourg	264,085	15,247	—	56,445		335,777
Colombia	143	519,087	—	52,378		571,608
Chile	2,303	437,630	—	65,990		505,923
Panama	1,086	93,189	119	442,196	(*)	536,590
Brazil	5,224	446,068	—	166,173		617,465
United Kingdom	198,136	271,361	358,848	30,194		858,539
Germany	22,906	—	—	109,522		132,428
Ecuador	3,277	—	—	93,592		96,869
Belgium	—	—	149	55,343		55,492
Others	180,725	81,007	1,645	584,344		847,721

Total	2,438,026	17,902,352	1,373,548	65,190,881		86,904,807

Impairment allowance for loans						(2,984,851)
Accrued interest						729,878

Total						84,649,834

(*)	It corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

Disclosure Of Off setting Of Financial Assets Explanatory

(g.1)	Financial assets subject t o offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2021 and 2020, are presented below:

	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial position	Net amounts of financial assets presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments (including non-cash guarantees)	Cash guarantees received
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2021
Derivatives, Note 10(b)	793,361	—	793,361	(279,024)	(174,790)	339,547

Total	793,361	—	793,361	(279,024)	(174,790)	339,547

2020
Derivatives, Note 10(b)	395,249	—	395,249	(191,844)	(55,767)	147,638

Total	395,249	—	395,249	(191,844)	(55,767)	147,638

Disclosure Of Off setting Of Financial Liabilities Explanatory

(g.2) Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2021 and 2020, are presented below:
	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets and offset in the consolidated statement of financial position	Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments (including non-cash guarantees)	Cash guarantees pledged (Note 4(d))
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2021
Derivatives, Note 10(b)	413,797	—	413,797	(279,024)	(121,613)	13,160

Total	413,797	—	413,797	(279,024)	(121,613)	13,160

2020
Derivatives, Note 10(b)	271,326	—	271,326	(191,844)	(70,559)	8,923

Total	271,326	—	271,326	(191,844)	(70,559)	8,923

Summary of Value at Risk by Type of Asset
The VaR results of the Group’s portfolio by type of asset are presented below:

	2021	2020
	S/(000)	S/(000)
Equity investments	54,769	49,623
Debt investments	1,704	5,473
Derivatives and/or exchange position	10,790	6,549
Diversification effect	(1,876)	(15,785)

Consolidated VaR by type of asset (*)	65,387	45,860

The Group’s VaR results by type of risk include the following:

	2021	2020
	S/(000)	S/(000)
Exchange rate risk	7,473	7,251
Interest rate risk	10,712	2,648
Price risk	55,381	55,257
Diversification effect	(8,179)	(19,296)

Consolidated VaR by type of risk (*)	65,387	45,860

(*)	The total VaR is lower than the sum of its components due to the benefits of risk diversification.

Schedule Of Items Exposed To Interest Rate Risk And Repricing Gap

(i.1)
The following table summarizes the Group’s exposure to interest rate risk. The Group’s financial instruments are presented at book value (including interest accrued), classified by the repricing period of the contract’s interest rate or maturity date, whichever occurs first:

	As of December 31, 2021
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	11,898,425	1,025,641	188,458	60,522	—	3,931,419	17,104,465
Inter-bank funds	30,002	—	—	—	—	—	30,002
Investments at fair value through other comprehensive income (debt and equity)	714,470	1,037,091	334,042	4,339,422	11,496,250	623,718	18,544,993
Investments at amortized cost	—	70,856	—	1,600,220	1,624,954	—	3,296,030
Loans, net (*)	3,056,324	6,033,992	10,498,942	18,122,112	5,751,670	(457,457)	43,005,583
Other assets (**)	202,455	138,208	67,572	497,774	245	4,045,772	4,952,026

Total assets	15,901,676	8,305,788	11,089,014	24,620,050	18,873,119	8,143,452	86,933,099

Financial liabilities
Deposits and obligations	33,250,863	2,205,564	3,540,717	369,270	261,275	9,270,255	48,897,944
Due to banks and correspondents	587,776	685,191	1,795,332	4,488,578	965,972	—	8,522,849
Inter-bank funds	—	—	—	—	—	—	—
Bonds, notes and other obligations	213,362	27,690	165,171	6,546,370	1,437,079	—	8,389,672
Insurance contract liabilities	93,427	183,175	810,746	3,752,061	7,118,649	—	11,958,058
Other liabilities (***)	114,629	131,645	92,945	108,032	14,159	1,754,817	2,216,227
Equity	—	—	—	—	—	9,555,362	9,555,362

Total liabilities and equity	34,260,057	3,233,265	6,404,911	15,264,311	9,797,134	20,580,434	89,540,112

Off- balance sheet accounts
Derivatives held as assets	—	—	—	1,758,267	—	599,700	2,357,967
Derivatives held as liabilities	—	—	—	1,758,267	599,700	—	2,357,967

	—	—	—	—	(599,700)	599,700	—

Marginal gap	(18,358,381)	5,072,523	4,684,103	9,355,739	8,476,285	(11,837,282)	(2,607,013)

Cumulative gap	(18,358,381)	(13,285,858)	(8,601,755)	753,984	9,230,269	(2,607,013)	—

(*)	The balance presented in column “Do not accrue interest” corresponds mainly to accrued income from loans, past-due loans, loans under judicial collection and the provision for loan losses.
(**)
Includes investment property, property, furniture and equipment, net, banker’s acceptances, intangibles and goodwill, net, Other accounts receivable and other assets, net (except accounts receivable from derivative financial instruments held for trading), and deferred income tax assets, net.

(***)	Includes banker’s acceptances and other accounts payable, provisions and other liabilities (except accounts payable for derivative financial instruments held for trading).
Investments at fair value through profit or loss and derivatives held for trading are not considered because these instruments are part of the trading book and the methodology used for the measurement of their market risk is VaR.

	As of December 31, 2020
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	14,634,893	194,871	131,924	406,131	—	3,397,663	18,765,482
Inter-bank funds	18,105		—	—	—	—	18,105
Investments at fair value through other comprehensive income (debt and equity)	881,907	228,550	310,640	2,751,911	13,980,484	1,373,548	19,527,040
Investments at amortized cost	—	56,368	—	1,151,355	1,499,575	—	2,707,298
Loans, net (*)	3,169,078	4,399,328	9,685,594	19,731,211	5,136,520	(1,602,308)	40,519,423
Other assets (**)	81,455	129,760	23,453	261,618	337	3,925,856	4,422,479

Total assets	18,785,438	5,008,877	10,151,611	24,302,226	20,616,916	7,094,759	85,959,827

Financial liabilities
Deposits and obligations	31,165,789	2,208,550	3,604,421	543,414	272,614	9,354,487	47,149,275
Due to banks and correspondents	313,610	651,621	932,139	6,886,860	876,647	—	9,660,877
Inter-bank funds	28,971	—	—	—	—	—	28,971
Bonds, notes and other obligations	363,432	23,403	25,122	4,325,714	3,041,080	—	7,778,751
Insurance contract liabilities	88,452	173,892	773,570	3,485,680	7,980,129	—	12,501,723
Other liabilities (***)	96,267	68,062	60,017	124,526	29,638	1,512,647	1,891,157
Equity	—	—	—	—	—	8,953,949	8,953,949

Total liabilities and equity, net	32,056,521	3,125,528	5,395,269	15,366,194	12,200,108	19,821,083	87,964,703

Off- balance sheet accounts
Derivatives held as assets	—	—	—	1,596,861	—	543,150	2,140,011
Derivatives held as liabilities	—	—	—	1,596,861	543,150	—	2,140,011

	—	—	—	—	(543,150)	543,150	—

Marginal gap	(13,271,083)	1,883,349	4,756,341	8,936,032	7,873,658	(12,183,174)	(2,004,877)

Cumulative gap	(13,271,083)	(11,387,734)	(6,631,393)	2,304,639	10,178,297	(2,004,877)	—

(*)	The balance presented in column “Do not accrue interest” corresponds mainly to accrued income from loans, past-due loans, loans under judicial collection and the provision for loan losses.
(**)
Includes investment property, property, furniture and equipment, net, banker’s acceptances, intangibles and goodwill, net, Other accounts receivable and other assets, net (except accounts receivable from derivative financial instruments held for trading), and deferred income tax assets, net.

(***)	Includes banker’s acceptances and other accounts payable, provisions and other liabilities (except accounts payable for derivative financial instruments held for trading).

Summary of Increase Decrease In Interest Rate And Impact On Results Explanatory
The table below presents the sensitivity to a possible change in interest rates, with all other variables kept constant, in the consolidated statement of income and in the consolidated statement of changes in equity, before Income Tax and non-controlling
interest.

	As of December 31, 2021
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	10,091	+/-	149,172
US Dollar	+/-50	+/-	20,182	+/-	298,698
US Dollar	+/-75	+/-	30,274	+/-	448,883
US Dollar	+/-100	+/-	40,365	+/-	600,165
Sol	+/-50	-/+	20,858	-/+	363,643
Sol	+/-75	-/+	31,287	-/+	546,431
Sol	+/-100	-/+	41,716	-/+	729,860
Sol	+/-150	-/+	62,574	-/+	1,100,408

	As of December 31, 2020
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	6,182	+/-	141,881
US Dollar	+/-50	+/-	12,363	+/-	284,009
US Dollar	+/-75	+/-	18,541	+/-	426,629
US Dollar	+/-100	+/-	24,717	+/-	569,991
Sol	+/-50	-/+	25,111	-/+	408,975
Sol	+/-75	-/+	37,661	-/+	614,760
Sol	+/-100	-/+	50,207	-/+	821,425
Sol	+/-150	-/+	75,291	-/+	1,239,666

Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss In The Consolidated Statements Of Other Comprehensive Income	However, a calculation of sensitivity in market prices and the effect on expected unrealized gain or loss in the consolidated statement of other comprehensive income, before Income Tax and non-controlling
interest, as of December 31, 2021 and 2020, is presented below:

	Changes in market price	2021	2020
	%	S/(000)	S/(000)
Sensitivity to market price
Shares	+/-10	62,372	137,355
Shares	+/-25	155,930	343,387
Shares	+/-30	187,115	412,064

Summary of Foreign Exchange Risk Position Of Group
The table below presents the detail of the Group’s position:

	As of December 31, 2021
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	10,415,166	6,062,879	626,420	17,104,465
Inter-bank funds	—	30,002	—	30,002
Financial investments	8,709,754	15,708,023	129,517	24,547,294
Loans, net	12,086,570	30,919,013	—	43,005,583
Due from customers on acceptances	152,423	—	—	152,423
Other accounts receivable and other assets, net	222,795	1,199,349	689	1,422,833

	31,586,708	53,919,266	756,626	86,262,600

Liabilities
Deposits and obligations	20,003,314	28,382,727	511,903	48,897,944
Due to banks and correspondents	757,039	7,765,810	—	8,522,849
Bonds, notes and other obligations	7,616,634	773,038	—	8,389,672
Due from customers on acceptances	152,423	—	—	152,423
Insurance contract liabilities	5,241,284	6,716,774	—	11,958,058
Other accounts payable, provisions and other liabilities	523,281	1,753,975	1,621	2,278,877

	34,293,975	45,392,324	513,524	80,199,823

Forwards position, net	(378,778)	464,885	(86,107)	—
Currency swaps position, net	2,171,025	(2,171,025)	—	—
Cross currency swaps position, net	2,123,300	(2,123,300)	—	—
Options position, net	(3)	3	—	—

Monetary position, net	1,208,277	4,697,505	156,995	6,062,777

	As of December 31, 2020
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	7,232,836	10,959,492	573,154	18,765,482
Inter-bank funds	18,105	—	—	18,105
Financial investments	8,926,088	15,262,993	88,034	24,277,115
Loans, net	10,535,743	29,983,680	—	40,519,423
Due from customers on acceptances	16,320	—	—	16,320
Other accounts receivable and other assets, net	312,407	740,113	869	1,053,389

	27,041,499	56,946,278	662,057	84,649,834

Liabilities
Deposits and obligations	16,244,869	30,519,198	385,208	47,149,275
Inter-bank funds	28,971	—	—	28,971
Due to banks and correspondents	643,977	9,016,900	—	9,660,877
Bonds, notes and other obligations	6,887,363	891,388	—	7,778,751
Due from customers on acceptances	16,320	—	—	16,320
Insurance contract liabilities	4,905,233	7,596,490	—	12,501,723
Other accounts payable, provisions and other liabilities	530,180	1,440,976	32,631	2,003,787

	29,256,913	49,464,952	417,839	79,139,704

Forwards position, net	1,525,029	(1,369,873)	(155,156)	—
Currency swaps position, net	264,160	(264,160)	—	—
Cross currency swaps position, net	1,926,886	(1,926,886)	—	—
Options position, net	48	(48)	—	—

Monetary position, net	1,500,709	3,920,359	89,062	5,510,130

Percentage Of Change In Currency Exchange Rate
The table below shows the analysis of variations of the US Dollar, the main foreign currency to which the Group has exposure as of December 31, 2021 and 2020. The analysis determines the effect of a reasonably possible variation of the exchange rate US Dollar to the Sol, considering all the other variables constant in the consolidated statement of other comprehensive income before Income Tax. A negative amount shows a potential net reduction in the consolidated statement of income, while a positive amount reflects a net potential increase:

Sensitivity analysis	Changes in currency rates	2021	2020
	%	S/(000)	S/(000)
Devaluation
US Dollar	5	(42,218)	(22,242)
US Dollar	10	(84,437)	(44,483)
US Dollar	15	(126,655)	(66,725)
Revaluation
US Dollar	5	42,218	22,242
US Dollar	10	84,437	44,483
US Dollar	15	126,655	66,725

Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables
The following table presents the Group’s undiscounted cash flows payable according to contractual terms agreed (including the payment of future interest):

	As of December 31, 2021
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	39,298,408	2,286,838	3,555,643	1,251,449	2,723,645	49,115,983
Inter-bank funds	—	—	—	—	—	—
Due to banks and correspondents	732,010	431,352	2,649,853	4,373,597	1,233,202	9,420,014
Bonds, notes and other obligations	72,423	43,626	378,421	7,322,864	1,678,191	9,495,525
Due from customers on acceptances	56,903	68,083	27,437	—	—	152,423
Insurance contract liabilities	96,757	189,835	840,717	3,752,862	16,407,482	21,287,653
Other accounts payable, provisions and other liabilities	543,673	244,249	104,420	96,525	876,213	1,865,080

Total non-derivative financial liabilities	40,800,174	3,263,983	7,556,491	16,797,297	22,918,733	91,336,678

Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	938,973	926,361	1,782,384	1,874,161	289,991	5,811,870
Contractual amounts payable (outflow)	848,334	999,058	1,727,425	2,093,959	302,650	5,971,426

Total	90,639	(72,697)	54,959	(219,798)	(12,659)	(159,556)

Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	29,634	—	29,670	1,787,938	113,850	1,961,092
Contractual amounts payable (outflow)	35,742	—	46,619	1,520,104	11,407	1,613,872

Total	(6,108)	—	(16,949)	267,834	102,443	347,220

	As of December 31, 2020
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	37,415,275	2,345,526	3,672,558	2,337,990	1,718,650	47,489,999
Inter-bank funds	28,971	—	—	—	—	28,971
Due to banks and correspondents	319,026	500,321	1,000,789	7,402,575	1,149,770	10,372,481
Bonds, notes and other obligations	57,703	42,939	227,599	5,432,266	3,388,314	9,148,821
Due from customers on acceptances	5,001	7,497	3,822	—	—	16,320
Insurance contract liabilities	88,453	173,892	773,570	3,485,680	15,529,113	20,050,708
Other accounts payable, provisions and other liabilities	653,979	82,903	135,793	188,089	671,697	1,732,461

Total non-derivative financial liabilities	38,568,408	3,153,078	5,814,131	18,846,600	22,457,544	88,839,761

Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	327,800	364,140	1,406,563	3,803,005	2,212,074	8,113,582
Contractual amounts payable (outflow)	320,566	361,367	1,396,413	3,860,894	2,205,300	8,144,540

Total	7,234	2,773	10,150	(57,889)	6,774	(30,958)

Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	26,913	—	26,947	1,677,668	57,300	1,788,828
Contractual amounts payable (outflow)	35,742	—	44,453	1,582,390	18,482	1,681,067

Total	(8,829)	—	(17,506)	95,278	38,818	107,761

(*)	It includes contracts whose future flows agreed to be exchanged are settled on a net basis (non-delivery) and a gross basis (full-delivery).
(**)	It only includes contracts whose future flows agreed to be exchanged are settled on a net basis (non-delivery)

Disclosure Of Maurity Analysis Of Contingent Credits
The table below shows maturity, by contractual term, of the contingent credits (indirect loans) granted by the Group as of the dates of the consolidated statement of financial position:

	2021	2020
	S/(000)	S/(000)
Contingent credits (indirect loans)
Up to 1 month	974,601	1,205,650
From 1 to 3 months	1,242,858	1,169,887
From 3 to 12 months	2,056,381	1,989,466
From 1 to 5 years	166,618	246,928
Over 5 years	—	—

Total	4,440,458	4,611,931

Summary of changes in liabilities arising from financing activities

The following table shows the changes in liabilities arising from financing activities according to IAS 7:

	2021
	Balance as of January 1	Dividends payable	Cash flow	Effect of movement in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Inter-bank funds	28,971	—	(30,945)	1,974	—	—
Bonds, notes and other obligations	7,778,751	—	(91,000)	713,744	(11,823)	8,389,672
Lease liability related to right-of-use assets	269,755	—	(66,646)	7,438	24,399	234,946
Dividends payable	921	634,181	(633,883)	—	—	1,219

Total liabilities for financing activities	8,078,398	634,181	(822,474)	723,156	12,576	8,625,837

	2020
	Balance as of January 1	Dividends payable	Cash flow	Effect of movement in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Inter-bank funds	169,138	—	(140,167)	—	—	28,971
Bonds, notes and other obligations	6,890,290	—	312,600	549,801	26,060	7,778,751
Lease liability related to right-of-use assets	341,836	—	(74,608)	5,081	(2,554)	269,755
Dividends payable	691	700,660	(700,430)	—	—	921

Total liabilities for financing activities	7,401,955	700,660	(602,605)	554,882	23,506	8,078,398